Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Loan from Mr. Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			د.إ 8,037,113	د.إ 8,037,113
Related party transactions management fee			2,003,636	1,766,727	د.إ 535,618
Related party transactions total	$ 2,734,410	$ 2,669,890	10,040,749	9,803,837	5,436,740
Loan from Mr. Egor Romanyuk [Member] | May 1, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			3,968,987	3,968,987
Total annual percentage	20.00%	20.00%
Related party transactions management fee			1,520,176	1,322,996	529,198
Related party transactions total	$ 1,494,870	$ 1,441,170	5,489,163	5,291,980	4,498,185
Loan from Mr. Egor Romanyuk [Member] | December 11, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			446,857	446,857
Total annual percentage	20.00%	20.00%
Related party transactions management fee			116,305	94,417	5,045
Related party transactions total	$ 153,367	$ 147,405	563,162	541,274	451,902
Loan from Mr. Egor Romanyuk [Member] | December 25, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			365,300	365,300
Total annual percentage	20.00%	20.00%
Related party transactions management fee			92,276	74,435	1,375
Related party transactions total	$ 124,612	$ 119,754	457,576	439,735	366,675
Loan from Mr. Egor Romanyuk [Member] | December 31, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			119,978	119,978
Total annual percentage	0.00%	0.00%
Related party transactions management fee
Related party transactions total	$ 32,674	$ 32,674	119,978	119,978	119,978
Loan from Mr. Egor Romanyuk [Member] | May 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			175,025	175,025
Total annual percentage	20.00%	20.00%
Related party transactions management fee			35,005	35,005
Related party transactions total	$ 57,198	$ 57,198	210,030	210,030
Loan from Mr. Egor Romanyuk [Member] | August 16, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			372,323	372,323
Total annual percentage	20.00%	20.00%
Related party transactions management fee			74,465	74,465
Related party transactions total	$ 121,674	$ 121,674	446,788	446,788
Loan from Mr. Egor Romanyuk [Member] | September 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			219,527	219,527
Total annual percentage	20.00%	20.00%
Related party transactions management fee			43,905	43,905
Related party transactions total	$ 71,741	$ 71,741	263,432	263,432
Loan from Mr. Egor Romanyuk [Member] | October 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			300,000	300,000
Total annual percentage	20.00%	20.00%
Related party transactions management fee			60,000	60,000
Related party transactions total	$ 98,039	$ 98,039	360,000	360,000
Loan from Mr. Egor Romanyuk [Member] | October 28, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			150,000	150,000
Total annual percentage	20.00%	20.00%
Related party transactions management fee			30,000	30,000
Related party transactions total	$ 49,020	$ 49,020	180,000	180,000
Loan from Mr. Egor Romanyuk [Member] | November 6, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			78,758	78,758
Total annual percentage	20.00%	20.00%
Related party transactions management fee			15,752	15,752
Related party transactions total	$ 25,738	$ 25,738	94,510	94,510
Loan from Mr. Egor Romanyuk [Member] | November 8, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			78,758	78,758
Total annual percentage	20.00%	20.00%
Related party transactions management fee			15,752	15,752
Related party transactions total	$ 25,738	$ 25,738	94,510	94,510
Loan from Mr. Egor Romanyuk [Member] | December 4, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			1,761,600	1,761,600
Total annual percentage	0.00%	0.00%
Related party transactions management fee
Related party transactions total	$ 479,739	$ 479,739	1,761,600	1,761,600
Loan from Mr. Egor Romanyuk [Member] | Repayments during 2024 [Member]
Related Party Transactions and Balances [Line Items]
Repayments during the year	(24,039)		(88,271)	(88,271)
Loan from Mr. Egor Romanyuk [Member] | Repayments during 2025 [Member]
Related Party Transactions and Balances [Line Items]
Repayments during the year	(2,710,371)		(9,952,478)
Mr Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Net Balance		$ 2,645,851		د.إ 9,715,566	د.إ 5,436,740